[Goodwin Procter LLP Letterhead]
September 15, 2009
Via EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Anthera Pharmaceuticals, Inc. Registration Statement on Form S-1
Ladies and Gentlemen:
     On behalf of Anthera Pharmaceuticals, Inc. (the “Company”), and for the purpose of registering up to $70,000,000 of the Company’s Common Stock under the Securities Act of 1933, as amended (the “Securities Act”), we are electronically transmitting hereunder one conformed copy of a Registration Statement on Form S-1 (the “Registration Statement”). The Company has wired funds in the amount of $3,906.00 to the Securities and Exchange Commission.
     We will be separately submitting a confidential treatment request for portions of certain exhibits filed with the Registration Statement.
     Please direct your questions or comments regarding the Registration Statement or any of the foregoing to the undersigned at (415) 733-6099 or, in his absence, Mitzi Chang at (415) 733-6017.
Sincerely,
Goodwin Procter LLP
/s/ Bradley A. Bugdanowitz
Bradley A. Bugdanowitz, Esq.